FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 61,012	$ 64,290
Foreign currency derivative contracts	(871)	(324)
Earn-out liability	(1,100)	(6,051)
Total financial net assets	59,041	57,915
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Earn-out liability
Total financial net assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	61,012	64,290
Foreign currency derivative contracts	(871)	(324)
Earn-out liability
Total financial net assets	60,141	63,966
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Earn-out liability	(1,100)	(6,051)
Total financial net assets	$ (1,100)	$ (6,051)